Accounting policies, presentation and estimates (Policies)	6 Months Ended
Jun. 30, 2018
Accounting policies, presentation and estimates
Changes in accounting policy

Changes in accounting policy

The Group has adopted IFRS 9 and IFRS 15 with effect from 1 January 2018.

(i) IFRS 9 Financial Instruments

IFRS 9 replaces IAS 39 and addresses classification, measurement and derecognition of financial assets and liabilities, the impairment of financial assets measured at amortised cost or fair value through other comprehensive income and general hedge accounting.

Impairment: IFRS 9 replaces the IAS 39 ‘incurred loss’ impairment approach with an ‘expected credit loss’ approach. The revised approach applies to financial assets including finance lease receivables, recorded at amortised cost or fair value through other comprehensive income; loan commitments and financial guarantees that are not measured at fair value through profit or loss are also in scope. The expected credit loss approach requires an allowance to be established upon initial recognition of an asset reflecting the level of losses anticipated after having regard to, amongst other things, expected future economic conditions. Subsequently the amount of the allowance is affected by changes in the expectations of loss driven by changes in associated credit risk.

Classification and measurement: IFRS 9 requires financial assets to be classified into one of the following measurement categories: fair value through profit or loss, fair value through other comprehensive income and amortised cost. Classification is made on the basis of the objectives of the entity’s business model for managing its financial assets and the contractual cash flow characteristics of the instruments. The requirements for derecognition are broadly unchanged from IAS 39. The standard also retains most of the IAS 39 requirements for financial liabilities except for those designated at fair value through profit or loss whereby that part of the fair value change attributable to the entity’s own credit risk is recorded in other comprehensive income. The Group early adopted this requirement with effect from 1 January 2017.

General hedge accounting: The new hedge accounting model aims to provide a better link between risk management strategy, the rationale for hedging and the impact of hedging on the financial statements. The standard does not explicitly address macro hedge accounting solutions, which are being considered in a separate IASB project — Accounting for Dynamic Risk Management. Until this project is finalised, the IASB has provided an accounting policy choice to retain IAS 39 hedge accounting in its entirety or choose to apply the IFRS 9 hedge accounting requirements. The Group has elected to continue applying hedge accounting as set out in IAS 39.

(ii) IFRS 15 Revenue from Contracts with Customers

IFRS 15 has replaced IAS 18 Revenue and IAS 11 Construction Contracts. The core principle of IFRS 15 is that revenue reflects the transfer of goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled. The recognition of such revenue is in accordance with five steps to: identify the contract; identify the performance obligations; determine the transaction price; allocate the transaction price to the performance obligations; and recognise revenue when the performance obligations are satisfied.

Details of the impact of adoption of IFRS 9 and IFRS 15 are provided in note 21.

The following policies will substantially replace the relevant sections of the existing policies (D), (E) and (H) in the 2018 Form 20-F as they relate to revenue recognition, classification and measurement and impairment. Policies that are substantially unchanged such as accounting for borrowings, sales and repurchase agreements, recognition and derecognition and hedge accounting are not repeated.

Revenue recognition

(D) Revenue recognition

Interest income and expense are recognised in the income statement for all interest-bearing financial instruments using the effective interest method, except for those classified at fair value through profit or loss. The effective interest method is a method of calculating the amortised cost of a financial asset or liability and of allocating the interest income or interest expense over the expected life of the financial instrument. The effective interest rate is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument to the gross carrying amount of the financial asset (before adjusting for expected credit losses) or to the amortised cost of the financial liability, including early redemption fees, and related penalties, and premiums and discounts that are an integral part of the overall return. Direct incremental transaction costs related to the acquisition, issue or disposal of a financial instrument are also taken into account. Interest income from non-credit impaired financial assets is recognised by applying the effective interest rate to the gross carrying amount of the asset; for credit impaired financial assets, the effective interest rate is applied to the net carrying amount after deducting the allowance for expected credit losses. Impairment policies are set out in (H) below.

Fees and commissions receivable which are not an integral part of the effective interest rate are recognised as income as the services are provided. Current account and card fees are accrued evenly over the course of the year. Loan commitment fees for loans that are likely to be drawn down are deferred (together with related direct costs) and recognised as an adjustment to the effective interest rate on the loan once drawn. Where it is unlikely that loan commitments will be drawn, loan commitment fees are recognised over the life of the facility. Incremental costs incurred to generate fee and commission income are charged to fees and commissions expense as they are incurred.

Dividend income is recognised when the right to receive payment is established.

Financial assets and liabilities

(E) Financial assets and liabilities

On initial recognition, financial assets are classified as measured at amortised cost, fair value through other comprehensive income or fair value through profit or loss, depending on the Group’s business model for managing the financial assets and whether the cash flows represent solely payments of principal and interest. The Group assesses its business models at a portfolio level based on its objectives for the relevant portfolio, how the performance of the portfolio is managed and reported, and the frequency of asset sales. Financial assets with embedded derivatives are considered in their entirety when considering their cash flow characteristics. The Group reclassifies financial assets when and only when its business model for managing those assets changes.

Equity investments are measured at fair value through profit or loss unless the Group elects at initial recognition to account for the instruments at fair value through other comprehensive income. For these investments, dividends are recognised in profit or loss but fair value gains and losses are not subsequently reclassified to profit or loss following derecognition of the investment.

(1) Financial assets measured at amortised cost

Financial assets that are held to collect contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortised cost. A basic lending arrangement results in contractual cash flows that are solely payments of principal and interest on the principal amount outstanding. Where the contractual cash flows introduce exposure to risks or volatility unrelated to a basic lending arrangement such as changes in equity prices or commodity prices, the payments do not comprise solely principal and interest. Financial assets measured at amortised cost are predominantly loans and advances to customers and banks together with certain debt securities. Loans and advances are initially recognised when cash is advanced to the borrower at fair value inclusive of transaction costs. Interest income is accounted for using the effective interest method (see (D) above).

Financial liabilities are measured at amortised cost, except for trading liabilities and other financial liabilities designated at fair value through profit or loss on initial recognition which are held at fair value.

(2) Financial assets measured at fair value through other comprehensive income

Financial assets that are held to collect contractual cash flows and for subsequent sale, where the assets’ cash flows represent solely payments of principal and interest, are recognised in the balance sheet at their fair value, inclusive of transaction costs. Gains and losses arising from changes in fair value are recognised directly in other comprehensive income, until the financial asset is either sold or matures, at which time the cumulative gain or loss previously recognised in other comprehensive income is recognised in the income statement other than in respect of equity shares, for which the cumulative revaluation amount is transferred directly to profit and loss reserves. Interest calculated using the effective interest method and foreign exchange gains and losses on assets denominated in foreign currencies are recognised in the income statement. In addition, the Group recognises a charge for expected credit losses in the income statement (see (H) below). As the asset is measured at fair value, the charge does not adjust the carrying value of the asset, it is reflected in other comprehensive income.

(3) Financial instruments measured at fair value through profit or loss

Financial assets are classified at fair value through profit or loss where they do not meet the criteria to be measured at amortised cost or fair value through other comprehensive income or where they are designated at fair value through profit or loss to reduce an accounting mismatch. Derivatives are carried at fair value.

The assets backing the insurance and investment contracts issued by the Group do not meet the criteria to be measured at amortised cost or fair value through other comprehensive income as they are managed on a fair value basis and accordingly are measured at fair value through profit or loss. Similarly, trading securities, which are debt securities and equity shares acquired principally for the purpose of selling in the short term or which are part of a portfolio which is managed for short-term gains, do not meet these criteria and are also measured at fair value through profit or loss. Financial assets measured at fair value through profit or loss are recognised in the balance sheet at their fair value. Fair value gains and losses together with interest coupons and dividend income are recognised in the income statement within net trading income in the period in which they occur.

Financial liabilities are measured at fair value through profit or loss where they are trading liabilities or where they are designated at fair value through profit or loss in order to reduce an accounting mismatch; where the liabilities are part of a group of liabilities (or assets and liabilities) which is managed, and its performance evaluated, on a fair value basis; or where the liabilities contain one or more embedded derivatives that significantly modify the cash flows arising under the contract and would otherwise need to be separately accounted for. Financial liabilities measured at fair value through profit or loss are recognised in the balance sheet at their fair value. Fair value gains and losses are recognised in the income statement within net trading income in the period in which they occur, except that gains and losses attributable to changes in own credit risk are recognised in other comprehensive income.

The fair values of assets and liabilities traded in active markets are based on current bid and offer prices respectively. If the market is not active the Group establishes a fair value by using valuation techniques. The fair values of derivative financial instruments are adjusted where appropriate to reflect credit risk (via credit valuation adjustments (CVAs), debit valuation adjustments (DVAs) and funding valuation adjustments (FVAs)), market liquidity and other risks.

Impairment of financial assets

(H) Impairment of financial assets

The impairment charge in the income statement includes the change in expected credit losses and certain fraud costs. Expected credit losses are recognised for loans and advances to customers and banks, other financial assets held at amortised cost, financial assets measured at fair value through other comprehensive income, and certain loan commitments and financial guarantee contracts.

Expected credit losses are calculated by using an appropriate probability of default, adjusted to take into account a range of possible future economic scenarios, and applying this to the estimated exposure of the Group at the point of default after taking into account the value of any collateral held or other mitigants of loss and including the impact of discounting using the effective interest rate.

At initial recognition, allowance (or provision in the case of some loan commitments and financial guarantees) is made for expected credit losses resulting from default events that are possible within the next 12 months (12-month expected credit losses). In the event of a significant increase in credit risk, allowance (or provision) is made for expected credit losses resulting from all possible default events over the expected life of the financial instrument (lifetime expected credit losses). Financial assets where 12-month expected credit losses are recognised are considered to be Stage 1; financial assets which are considered to have experienced a significant increase in credit risk are in Stage 2; and financial assets which have defaulted or are otherwise considered to be credit impaired are allocated to Stage 3.

An assessment of whether credit risk has increased significantly since initial recognition considers the change in the risk of default occurring over the remaining expected life of the financial instrument.  The assessment is unbiased, probability-weighted and uses forward-looking information consistent with that used in the measurement of expected credit losses. In determining whether there has been a significant increase in credit risk, the Group uses a quantitative test based on relative and absolute PD movements linked to internal credit ratings together with qualitative indicators such as watchlists and other indicators of historic delinquency. However, unless identified at an earlier stage, the credit risk of financial assets is deemed to have increased significantly when more than 30 days past due. Where the credit risk subsequently improves such that it no longer represents a significant increase in credit risk since origination, the asset is transferred back to Stage 1.

Assets are transferred to Stage 3 when they have defaulted or are otherwise considered to be credit impaired. IFRS 9 contains a rebuttable presumption that default occurs no later than when a payment is 90 days past due. The Group uses this 90 day backstop for all its products except for UK mortgages. For UK mortgages, the Group has assumed a backstop of 180 days past due as mortgage exposures more than 90 days past due, but less than 180 days, typically show high cure rates and this aligns to the Group’s risk management practices.

In certain circumstances, the Group will renegotiate the original terms of a customer’s loan, either as part of an ongoing customer relationship or in response to adverse changes in the circumstances of the borrower. In the latter circumstances, the loan will remain classified as either Stage 2 or Stage 3 until there is sufficient evidence to demonstrate a significant reduction in the risk of non-payment of future cash flows. Renegotiation may also lead to the loan and associated allowance being derecognised and a new loan being recognised initially at fair value.

A loan or advance is normally written off, either partially or in full, against the related allowance when the proceeds from realising any available security have been received or there is no realistic prospect of recovery and the amount of the loss has been determined. Subsequent recoveries of amounts previously written off decrease the amount of impairment losses recorded in the income statement. For both secured and unsecured retail balances, the write-off takes place only once an extensive set of collections processes has been completed, or the status of the account reaches a point where policy dictates that continuing concessions are no longer appropriate. For commercial lending, a write-off occurs if the loan facility with the customer is restructured, the asset is under administration and the only monies that can be received are the amounts estimated by the administrator, the underlying assets are disposed and a decision is made that no further settlement monies will be received, or external evidence (for example, third party valuations) is available that there has been an irreversible decline in expected cash flows.